Liquidity (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 HKD ($)	Mar. 31, 2024 USD ($) $ / shares
Liquidity [Line Items]
Working capital				$ 22,134,031			$ 2,828,306
Cash flow from operating activities	$ 2,082,780	$ 268,078	$ 2,358,389	$ 4,922,659	$ 629,023	$ 9,279,878
IPO [Member]
Liquidity [Line Items]
Sale of shares (in Shares) | shares				1,250,000	1,250,000
IPO [Member] | Minimum [Member]
Liquidity [Line Items]
Offering price (in Dollars per share) | $ / shares							$ 4
Gross Proceeds | $					$ 5,000,000
IPO [Member] | Maximum [Member]
Liquidity [Line Items]
Offering price (in Dollars per share) | $ / shares							$ 6
Gross Proceeds | $					$ 7,500,000